Balance Sheet Components - Schedule of Acquired Intangible Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 23,400
Accumulated Amortization	(748)
Net Book Value	$ 22,652
Developed technology
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (in years)	8 years
Gross Carrying Value	$ 15,900
Accumulated Amortization	(331)
Net Book Value	$ 15,569
Vendor relationship
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (in years)	3 years
Gross Carrying Value	$ 6,600
Accumulated Amortization	(367)
Net Book Value	$ 6,233
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (in years)	3 years
Gross Carrying Value	$ 900
Accumulated Amortization	(50)
Net Book Value	$ 850